Leases (Details) - Schedule of Weighted Average Remaining Lease Terms and Discount Rates for the Operating Lease	Dec. 31, 2023
Schedule of Weighted Average Remaining Lease Terms and Discount Rates for the Operating Lease [Abstract]
Weighted average remaining lease term (years)	3 years 5 months 1 day
Weighted average discount rate	4.69%